Condensed Financial Information of the Parent Company - Schedule of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 1,413,423	$ 199,076	¥ 268,833	¥ 630,227
Net cash (used in) provided by investing activities	1,413,490	199,086	(1,553,228)	1,994,845
Net cash provided by (used in) financing activities	(2,559,051)	(360,435)	(795,856)	(239,800)
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	9,545	1,344	(36,357)	(45,587)
Collection of loans from Group companies	32,913	4,636	455,144	846,737
Cash paid as loans extended to Group companies	(499,562)	(70,362)	(402,570)	(238,254)
Other investing activities	0	0	(48,275)	0
Net cash (used in) provided by investing activities	(466,649)	(65,726)	4,299	608,483
Repayment of loans to Group companies	(74,346)	(10,471)	(487,333)	(839,719)
Cash received as loans from Group companies	1,491,485	210,071	1,240,317	603,955
Other financing activities	(1,110,984)	(156,479)	(702,674)	(310,221)
Net cash provided by (used in) financing activities	306,155	43,121	50,310	(545,985)
Parent Company [Member] | Third party revenues [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 9,545	$ 1,344	¥ (36,357)	¥ (45,587)